Document And Entity Information	Jan. 25, 2023
Document Information Line Items
Entity Registrant Name	First Horizon Corporation
Document Type	8-K
Current Fiscal Year End Date	--12-22
Amendment Flag	false
Entity Central Index Key	0000036966
Document Period End Date	Jan. 24, 2023
Entity Emerging Growth Company	false
Entity Address, State or Province	TN
Entity File Number	001-15185
Entity Tax Identification Number	62-0803242
Entity Address, Address Line One	165 Madison Avenue
Entity Address, City or Town	Memphis
Entity Incorporation, State or Country Code	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	523-4444
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Common Class A [Member]
Document Information Line Items
Trading Symbol	FHN
Title of 12(b) Security	$0.625 Par Value Common Capital Stock
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR B
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series B
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR C
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series C
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR D
Title of 12(b) Security	Depositary Shares, each representing a 1/400th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series D
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR E
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series E
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR F
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series F
Security Exchange Name	NYSE